Schedule III Real Estate and Accumulated Depreciation - Changes in Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Real estate investments, at cost:
Balance at beginning of year	$ 1,684,115
Additions - acquisitions and improvements	5,008,208
Balance at end of the year	6,692,323	[1],[2]
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at beginning of year	45,050
Depreciation expense	160,891
Balance at end of the year	$ 205,941	[3],[4]

[1]	The tax basis of aggregate land, buildings and improvements as of December 31, 2013 was $5.1 million.
[2]	Acquired intangible lease assets allocated to individual properties in the amount of $758.4 million are not reflected in the table above.
[3]	Depreciation is computed using the straight-line method over the estimated useful lives of up to forty years for buildings, five to fifteen years for building fixtures and improvements.
[4]	The accumulated depreciation column excludes $48.1 million of amortization associated with acquired intangible lease assets.